Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
SHAREHOLDERS' EQUITY
Schedule of accumulated other comprehensive income (loss)

	March 31,	September 30,
	2015	2014
	(in thousands)
Pre-tax amounts:
Unrealized appreciation on securities	$86,986	$157,838
Unrecognized actuarial loss	(22,787)	(23,405)
	$64,199	$134,433
After-tax amounts:
Unrealized appreciation on securities	$53,971	$97,418
Unrecognized actuarial loss	(13,899)	(14,292)
	$40,072	$83,126

Summary of the changes in accumulated other comprehensive income (loss), net of tax, by component

	Three Months Ended March 31, 2015
	Unrealized
	Appreciation (Depreciation) on	Defined
	Available-for-sale	Benefit
	Securities	Pension Plan	Total
	(in thousands)

Balances at January 1, 2015	$55,174	$(14,096)	$41,078
Other comprehensive loss before reclassifications	(1,203)	—	(1,203)
Amounts reclassified from accumulated other comprehensive income (loss)	—	197	197
Net current-period other comprehensive income (loss)	(1,203)	197	(1,006)
Balances at March 31, 2015	$53,971	$(13,899)	$40,072

	Six Months Ended March 31, 2015
	Unrealized
	Appreciation (Depreciation) on	Defined
	Available-for-sale	Benefit
	Securities	Pension Plan	Total
	(in thousands)

Balances at October 1, 2014	$97,418	$(14,292)	$83,126
Other comprehensive loss before reclassifications	(43,447)	—	(43,447)
Amounts reclassified from accumulated other comprehensive income (loss)	—	393	393
Net current-period other comprehensive income (loss)	(43,447)	393	(43,054)
Balances at March 31, 2015	$53,971	$(13,899)	$40,072

	September 30,
	2014	2013	2012
	(in thousands)
Pre-tax amounts:
Unrecognized appreciation on securities	$157,838	$237,214	$304,396
Unrecognized actuarial loss	(23,405)	(19,210)	(37,173)

	$134,433	$218,004	$267,223

After-tax amounts:
Unrecognized appreciation on securities	$97,418	$144,161	$189,851
Unrecognized actuarial loss	(14,292)	(11,631)	(23,044)

	$83,126	$132,530	$166,807

	Unrealized Appreciation (Depreciation) on Available-for-sale Securities	Defined Benefit Pension Plan	Total
	(in thousands)
Balance September 30, 2013	$144,161	$(11,631)	$132,530
Other comprehensive loss before reclassifications	(19,006)	—	(19,006)
Amounts reclassified from accumulated other comprehensive income (loss)	(27,737)	(2,661)	(30,398)

Net current-period other comprehensive income (loss)	(46,743)	(2,661)	(49,404)

Balance September 30, 2014	$97,418	$(14,292)	$83,126

Schedule of accumulated other comprehensive income (loss) components which were reclassified to the Condensed Consolidated Statement of Income

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Details About Accumulated Other Comprehensive Income	Three Months Ended March 31,		Six Months Ended March 31,		Affected Line Item in the Condensed Consolidated
(Loss) Components	2015	2014	2015	2014	Statement of Income
	(in thousands)		(in thousands)

Unrealized gains on available-for-sale securities	$—	$(21,352)	$—	$(21,352)	Gain on sale of investment securities
	—	8,468	—	8,468	Income tax provision
	$—	$(12,884)	$—	$(12,884)	Net of tax

Defined Benefit Pension Items Amortization of net actuarial loss	$309	$229	$618	$458	General and administrative
	(112)	(84)	(225)	(166)	Income tax provision
	$197	$145	$393	$292	Net of tax

Total reclassifications for the period	$197	$(12,739)	$393	$(12,592)

        The following provides detail about accumulated other comprehensive income (loss) components which were reclassified to the Consolidated Statement of Income during the year ended September 30, 2014:

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected line item in the Consolidated Statement of Income
	(in thousands)
Unrealized gains on available-for-sale securities	$(45,234)	Gain on sale of investment securities
	17,497	Income tax provision

	$(27,737)	Net of tax

Defined Benefit Pension Items
Amortization of net actuarial loss	$(4,196)	General and administrative
	1,535	Income tax provision

	$(2,661)	Net of tax

Total reclassifications for the period	$(30,398)